CONSOLIDATED STATEMENTS OF EQUITY - CAD ($) $ in Millions	Capital stock	(Deficit) Retained earnings	Accumulated other comprehensive (loss) income	Equity attributable to non-controlling interests	Total
Beginning of year at Dec. 31, 2022	$ 312.9	$ (527.3)	$ (16.7)	$ 0.3	$ (230.8)
Net income		797.4		0.1	797.5
Other comprehensive (loss) income			10.3		10.3
Dividends		(421.0)		(0.1)	(421.1)
End of year at Dec. 31, 2023	312.9	(150.9)	(6.4)	0.3	155.9
Net income		828.3			828.3
Other comprehensive (loss) income			(55.0)		(55.0)
Dividends		(590.0)		(0.2)	(590.2)
End of year at Dec. 31, 2024	312.9	87.4	(61.4)	0.1	339.0
Net income		972.4			972.4
Other comprehensive (loss) income			85.1		85.1
Dividends		(569.0)			(569.0)
End of year at Dec. 31, 2025	$ 312.9	$ 490.8	$ 23.7	$ 0.1	$ 827.5